14. INCOME TAX: Schedule of reconciliation of income taxes at statutory rates (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of reconciliation of income taxes at statutory rates

	2017	2016	2015

Net loss	$ (1,906,297)	$ (1,872,121)	$ (1,548,930)

Expected income tax recovery	$ (495,637)	$ (486,751)	$ (402,722)
Effect of foreign tax rate	110,748	39,191	348,770
Non-deductible items	76,169	71,150	50,201
Deductible items	(14,580)	(19,631)	(15,635)
Unrecognized benefit of non-capital losses	323,301	396,041	19,386

	$ -	$ -	$ -